CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933, W&R Target Funds, Inc. (1933 Act File No. 33-11466; 1940 Act File No. 811-5017) ("Registrant") hereby certifies that (a) the form of Prospectus and Statement of Additional Information used with respect to the Registrant do not differ from the Prospectus contained in Post-Effective Amendment No. 37 ("Amendment No. 37") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) Amendment No. 37 was filed electronically.

                                                               W&R TARGET FUNDS, INC.

Dated: May 7, 2004                            By: /s/Kristen A. Richards
                                                      Kristen A. Richards
                                                      Vice President, Secretary and
                                                       Associate General Counsel